Finance Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Finance Income [Abstract]
Summary of Finance Income

Finance income are as follows:

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Interest income from banks deposits	538	352	158
Income from financial discounts	18	17	398
Interest income on loans to associates	10	20	17
Other financial income	57	295	62
Gain from the sale of an associate	12,258	—	—
Foreign currency exchange rate gains	7,588	11,585	4,789
Derivatives revaluation	950	2,007	1,809
Other fair value adjustments	290	650	773
Total finance income	21,709	14,926	8,006